Computer Software, Net - Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Gross	$ 57,114	$ 60,824
Accumulated Amortization	(42,848)	(38,865)
Net	14,266	21,959
Licensed computer software
Capital Leased Assets [Line Items]
Gross	23,665	18,206
Accumulated Amortization	(14,634)	(8,175)
Net	$ 9,031	$ 10,031